CASH, CASH EQUIVALENTS AND RESTRICTED CASH	9 Months Ended
Sep. 30, 2021
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying condensed consolidated statements of cash flows consisted of the following:

	September 30,	December 31,
	2021	2020
Cash and cash equivalents	$650,941	$575,215
Current portion of restricted cash	—	13
Non-current portion of restricted cash	130	131

Total cash, cash equivalents and restricted cash	$651,071	$575,359